Subsequent Events (Details) (KLC Shares, USD $)	0 Months Ended	12 Months Ended
	Apr. 15, 2015	Dec. 31, 2014
KLC Shares
Subsequent Event [Line Items]
Number of KLC shares sold	18,133	21,346
Average price per share (KLC shares sold)	$ 22.62	$ 23.52